ASSET RETIREMENT OBLIGATIONS (Tables)	12 Months Ended
Mar. 31, 2015
ASSET RETIREMENT OBLIGATIONS
Schedule of movements in asset retirement obligations
	Thousands of Yen
	2014	2015
Balance at beginning of year	¥17,874	¥32,407
Liabilities incurred during the year	14,220	15,233
Accretion expense	313	401

Balance at end of year	¥32,407	¥48,041